Cost of Services	12 Months Ended
Dec. 31, 2021
Disclosure of products and services [text block] [Abstract]
COST OF SERVICES

NOTE 16 – COST OF SERVICES:

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019

Payroll and related	1,656	1,266	2,384
Depreciation and amortization	747	1,161	835
Subcontractors	670	902	756
Freight	197	279	410
Others	220	227	317
Total	3,490	3,835	4,702